Other assets: (Details) (USD $)	1 Months Ended
	Oct. 31, 2010	Dec. 31, 2011	Mar. 31, 2011	Oct. 15, 2010
Other assets:
Note receivable		$ 2,446,000	$ 1,852,000	$ 2,200,000
Deferred financing charges		1,323,000	130,000
Other		259,000
Other assets		4,028,000	1,982,000
Current portion		(2,034,000)
Long term portion		1,994,000	1,982,000
Amount loaned under a Note and Warrant Purchase Agreement				$ 2,200,000
Number of warrants received (in shares)	1,427,179
Warrants representing current outstanding shares (as a percent)				20.00%
Purchase price per share (in dollars per share)				$ 0.10
Maturity period of loan	5 years
Interest rate on loan receivable (as a percent)		12.50%